DEBT - Interest Paid on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest paid on debt	$ 351	$ 329	$ 319